Group structure - Summary of the Net Assets Acquired, the Goodwill (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
	Aug. 10, 2017	Dec. 31, 2018	Dec. 31, 2017
Analysis of cash flows on acquisition [abstract]
Net of cash flow on acquisition (investing activities)		R$ 10,413	R$ 404,631
Rico Corretora de Ttulos e Valores Mobilirios SA [Member]
Assets [abstract]
Cash	R$ 96
Accounts receivable	1,915
Other assets	11,582
Deferred tax assets	3,751
Property and equipment (Note 13 (a))	1,728
Intangible assets (Note 13 (b))	75,813
Assets acquired as of acquisition date	471,745
Liabilities [abstract]
Social and statutory obligations	(560)
Tax and social security obligations	(12,651)
Securities trading and intermediation	(322,371)
Provisions and contingent liabilities (Note 25)	(7,921)
Other liabilities	(5,217)
Liabilities assumed as of acquisition date	(348,720)
Total identifiable net assets at fair value	123,025
Goodwill arising on acquisition (Note 13 (b))	281,702
Purchase consideration transferred	404,727
Analysis of cash flows on acquisition [abstract]
Consideration paid in cash	404,727
Net cash acquired with the subsidiary	(96)
Net of cash flow on acquisition (investing activities)	404,631
Rico Corretora de Ttulos e Valores Mobilirios SA [Member] | Financial assets at fair value through profit or loss, category [member]
Assets [abstract]
Financial instruments	356,648
Rico Corretora de Ttulos e Valores Mobilirios SA [Member] | Financial assets at fair value through other comprehensive income, category [member]
Assets [abstract]
Financial instruments	R$ 20,212